SGI Small Cap Core Fund
Schedule of Investments
November 30, 2025 (Unaudited)

COMMON STOCKS - 95.4%	Shares	Value
Agriculture - 0.9%
Andersons, Inc.	20,944	$1,078,616

Airlines - 1.3%
SkyWest, Inc. (a)	11,067	1,123,522
Sun Country Airlines Holdings, Inc. (a)	27,176	372,311
		1,495,833

Apparel - 1.3%
Carter's, Inc.	2,935	93,656
Kontoor Brands, Inc.	15,612	1,160,752
Rocky Brands, Inc.	1,992	60,497
Steven Madden Ltd.	5,314	222,019
		1,536,924

Auto Parts & Equipment - 1.1%
Fox Factory Holding Corp. (a)	46,555	688,548
Standard Motor Products, Inc.	14,672	550,787
		1,239,335

Banks - 7.2%
Atlantic Union Bankshares Corp.	12,102	409,411
Banco Latinoamericano de Comercio Exterior SA	14,839	666,271
Bancorp, Inc. (a)	3,696	236,803
BankUnited, Inc.	6,005	259,476
Central Pacific Financial Corp.	18,885	561,640
Civista Bancshares, Inc.	12,275	279,133
Customers Bancorp, Inc. (a)	7,989	550,442
FB Financial Corp.	3,526	196,962
First Busey Corp.	3,617	85,144
Hanmi Financial Corp.	2,469	68,194
Northeast Community Bancorp, Inc.	5,614	118,792
Northrim BanCorp, Inc.	17,952	440,901
OFG Bancorp	22,431	891,184
Popular, Inc.	9,598	1,100,987
QCR Holdings, Inc.	2,993	244,319
SmartFinancial, Inc.	4,517	163,786
South Plains Financial, Inc.	1,549	58,537
Texas Capital Bancshares, Inc. (a)	13,761	1,240,829
Westamerica BanCorp	16,759	804,097
		8,376,908

Biotechnology - 1.2%
ACADIA Pharmaceuticals, Inc. (a)	5,577	139,648
ANI Pharmaceuticals, Inc. (a)	1,434	121,675
Arrowhead Pharmaceuticals, Inc. (a)	9,934	523,522
Innoviva, Inc. (a)	4,510	98,002
Ligand Pharmaceuticals, Inc. (a)	1,442	292,985
Veracyte, Inc. (a)	6,014	284,703
		1,460,535

Building Materials - 2.5%
Apogee Enterprises, Inc.	18,045	657,019
Gibraltar Industries, Inc. (a)	18,464	922,461
Griffon Corp.	16,452	1,233,900
LSI Industries, Inc.	5,017	91,761
		2,905,141

Chemicals - 1.1%
FMC Corp.	10,896	155,704
Hawkins, Inc.	1,626	211,412
Intrepid Potash, Inc. (a)	15,952	403,586
Rogers Corp. (a)	5,463	457,854
		1,228,556

Commercial Services - 6.2%
Adtalem Global Education, Inc. (a)	5,208	482,052
Brink's Co.	2,986	335,417
CPI Card Group, Inc. (a)	4,095	55,323
Grand Canyon Education, Inc. (a)	4,703	741,851
Herc Holdings, Inc.	2,847	382,267
Korn/Ferry International	16,863	1,109,080
Perdoceo Education Corp.	37,761	1,055,798
PROG Holdings, Inc.	37,669	1,084,114
Progyny, Inc. (a)	6,813	179,659
Strategic Education, Inc.	7,204	562,056
Upbound Group, Inc.	40,589	727,355
Willdan Group, Inc. (a)	5,171	521,754
		7,236,726

Computers - 0.3%
Tenable Holdings, Inc. (a)	12,930	342,904

Distribution/Wholesale - 0.7%
G-III Apparel Group Ltd. (a)	3,132	91,298
Rush Enterprises, Inc. - Class B	2,235	119,282
ScanSource, Inc. (a)	14,416	592,786
		803,366

Diversified Financial Services - 4.0%
Acadian Asset Management, Inc.	13,026	584,086
Enova International, Inc. (a)	10,763	1,410,922
Radian Group, Inc.	33,075	1,175,816
Virtu Financial, Inc., Class A - Class A	36,576	1,307,958
XP, Inc. - Class A	11,624	229,109
		4,707,891

Electric - 2.1%
Avista Corp.	9,933	411,028
Black Hills Corp.	18,775	1,385,407
Clearway Energy, Inc. - Class A	17,585	601,407
MGE Energy, Inc.	729	60,376
		2,458,218

Electrical Components & Equipment - 0.3%
Insteel Industries, Inc.	9,883	302,222

Electronics - 1.0%
Benchmark Electronics, Inc.	24,872	1,117,499

Engineering & Construction - 3.7%
EMCOR Group, Inc.	1,807	1,111,431
Frontdoor, Inc. (a)	19,987	1,077,899
Primoris Services Corp.	8,787	1,112,083
Sterling Infrastructure, Inc. (a)	2,857	983,694
		4,285,107

Food - 1.4%
Cal-Maine Foods, Inc.	11,970	997,340
Sprouts Farmers Market, Inc. (a)	7,766	650,869
		1,648,209

Forest Products & Paper - 0.1%
Sylvamo Corp.	3,029	143,484

Gas - 1.5%
National Fuel Gas Co.	13,928	1,148,364
New Jersey Resources Corp.	9,350	449,548
Northwest Natural Holding Co.	3,534	174,827
		1,772,739

Hand/Machine Tools - 0.9%
Enerpac Tool Group Corp.	5,966	225,933
Franklin Electric Co., Inc.	8,916	848,357
		1,074,290

Healthcare-Products - 2.9%
BioLife Solutions, Inc. (a)	3,346	88,669
Castle Biosciences, Inc. (a)	12,352	493,462
Embecta Corp.	4,916	62,704
Glaukos Corp. (a)	4,729	502,645
iRadimed Corp.	7,139	665,498
LeMaitre Vascular, Inc.	3,622	300,445
Teleflex, Inc.	4,344	497,041
TransMedics Group, Inc. (a)	3,148	460,584
UFP Technologies, Inc. (a)	522	118,332
Utah Medical Products, Inc.	2,484	139,973
		3,329,353

Healthcare-Services - 1.8%
National HealthCare Corp.	8,058	1,098,225
Privia Health Group, Inc. (a)	32,453	790,879
Viemed Healthcare, Inc. (a)	28,423	196,403
		2,085,507

Home Builders - 3.7%
Cavco Industries, Inc. (a)	2,301	1,370,591
Century Communities, Inc.	18,339	1,197,353
M/I Homes, Inc. (a)	3,010	414,146
Meritage Homes Corp.	2,848	208,132
Tri Pointe Homes, Inc. (a)	33,249	1,134,456
		4,324,678

Home Furnishings - 0.3%
Sonos, Inc. (a)	20,728	384,712

Insurance - 4.8%
Axis Capital Holdings Ltd.	10,907	1,115,132
Essent Group Ltd.	18,278	1,147,127
Jackson Financial, Inc. - Class A	12,150	1,190,821
Mercury General Corp.	4,922	458,337
NMI Holdings, Inc. - Class A (a)	30,649	1,169,259
Palomar Holdings, Inc. (a)	4,567	567,267
		5,647,943

Internet - 3.7%
Cargurus, Inc. (a)	36,919	1,302,502
Etsy, Inc. (a)	4,091	221,814
HealthStream, Inc.	20,030	503,755
QuinStreet, Inc. (a)	47,903	668,726
Yelp, Inc. (a)	37,980	1,098,002
Zillow Group, Inc. - Class A (a)	7,058	510,646
		4,305,445

Investment Companies - 0.1%
Cleanspark, Inc. (a)	7,139	107,799

Leisure Time - 0.1%
Lindblad Expeditions Holdings, Inc. (a)	7,696	92,583

Machinery-Construction & Mining - 0.7%
Astec Industries, Inc.	18,635	824,785

Machinery-Diversified - 1.6%
CSW Industrials, Inc.	1,448	393,668
Gorman-Rupp Co.	4,309	200,325
Ichor Holdings Ltd. (a)	9,545	160,356
Mueller Water Products, Inc. - Class A	46,806	1,134,578
		1,888,927

Metal Fabricate/Hardware - 2.5%
Mueller Industries, Inc.	12,033	1,322,066
Worthington Enterprises, Inc.	18,906	1,037,183
Worthington Steel, Inc.	17,358	585,832
		2,945,081

Mining - 2.8%
Caledonia Mining Corp. PLC	12,808	394,614
Century Aluminum Co. (a)	7,893	236,553
Coeur Mining, Inc. (a)	56,660	978,518
Constellium SE (a)	34,608	581,761
Hecla Mining Co.	33,651	566,010
Kaiser Aluminum Corp.	5,347	513,579
		3,271,035

Miscellaneous Manufacturing - 0.3%
Trinity Industries, Inc.	13,298	352,663

Office Furnishings - 1.0%
Interface, Inc.	40,587	1,132,783

Oil & Gas - 2.2%
California Resources Corp.	6,023	287,779
Crescent Energy Co. - Class A	75,319	710,258
Northern Oil & Gas, Inc.	8,869	198,577
Par Pacific Holdings, Inc. (a)	4,401	200,906
SM Energy Co.	47,605	906,875
Viper Energy, Inc. - Class A	4,386	160,221
Weatherford International PLC	1,938	144,962
		2,609,578

Oil & Gas Services - 0.5%
Archrock, Inc.	14,367	352,566
DNOW, Inc. (a)	17,550	244,998
		597,564

Pharmaceuticals - 2.7%
Alkermes PLC (a)	30,275	895,535
Catalyst Pharmaceuticals Partners, Inc. (a)	59,481	1,392,450
Harmony Biosciences Holdings, Inc. (a)	18,656	658,370
Supernus Pharmaceuticals, Inc. (a)	4,209	191,888
		3,138,243

Pipelines - 0.3%
Excelerate Energy, Inc. - Class A	11,592	325,503

Real Estate - 1.5%
Cushman & Wakefield Ltd. (a)	72,076	1,207,273
Marcus & Millichap, Inc.	5,448	159,626
McGrath RentCorp	2,459	253,474
RMR Group, Inc. - Class A	8,608	131,272
		1,751,645

REITS - 6.3%
Alexander & Baldwin, Inc.	61,773	965,512
American Assets Trust, Inc.	41,910	817,245
CareTrust REIT, Inc.	36,560	1,372,097
Easterly Government Properties, Inc.	21,989	479,360
Essential Properties Realty Trust, Inc.	12,136	384,226
Four Corners Property Trust, Inc.	2,457	59,066
Innovative Industrial Properties, Inc.	21,955	1,085,675
Ryman Hospitality Properties, Inc.	5,075	484,307
Safehold, Inc.	38,417	532,844
Tanger, Inc.	20,816	699,001
Urban Edge Properties	11,490	220,838
Xenia Hotels & Resorts, Inc.	15,574	217,724
		7,317,895

Retail - 2.3%
Abercrombie & Fitch Co. - Class A (a)	4,418	432,390
Bath & Body Works, Inc.	8,832	153,765
Brinker International, Inc. (a)	1,906	293,124
Buckle, Inc.	21,023	1,187,379
Genesco, Inc. (a)	9,106	326,450
Victoria's Secret & Co. (a)	7,709	318,613
		2,711,721

Savings & Loans - 0.7%
Axos Financial, Inc. (a)	10,318	847,933

Semiconductors - 4.6%
ACM Research, Inc. - Class A (a)	4,983	166,482
Ambarella, Inc. (a)	12,680	940,602
Axcelis Technologies, Inc. (a)	8,085	669,195
Diodes, Inc. (a)	4,436	204,988
Kulicke & Soffa Industries, Inc.	29,249	1,319,422
MaxLinear, Inc. (a)	60,094	935,664
Photronics, Inc. (a)	2,601	59,589
Qorvo, Inc. (a)	6,815	585,340
SiTime Corp. (a)	1,788	532,288
		5,413,570

Software - 2.8%
Adeia, Inc.	65,438	809,468
Appian Corp. - Class A (a)	6,472	261,469
CommVault Systems, Inc. (a)	3,461	427,433
DoubleVerify Holdings, Inc. (a)	22,581	238,004
Health Catalyst, Inc. (a)	27,116	81,077
LiveRamp Holdings, Inc. (a)	7,816	225,491
Phreesia, Inc. (a)	12,260	251,207
SPS Commerce, Inc. (a)	1,853	154,392
Talkspace, Inc. (a)	119,694	404,566
Viant Technology, Inc. - Class A (a)	8,816	93,538
Workiva, Inc. (a)	3,534	327,107
		3,273,752

Telecommunications - 3.6%
A10 Networks, Inc.	67,598	1,164,037
Calix, Inc. (a)	17,075	943,735
Credo Technology Group Holding Ltd. (a)	3,968	704,717
Extreme Networks, Inc. (a)	13,100	229,250
Harmonic, Inc. (a)	87,379	835,343
Viavi Solutions, Inc. (a)	18,056	323,925
		4,201,007

Transportation - 2.3%
Dorian LPG Ltd.	17,802	441,134
Matson, Inc.	9,223	1,005,122
Teekay Corp. Ltd.	45,425	441,077
Teekay Tankers Ltd.	13,806	796,192
		2,683,525

Trucking & Leasing - 0.5%
Greenbrier Cos., Inc.	8,784	390,712
Willis Lease Finance Corp.	1,364	167,377
		558,089
TOTAL COMMON STOCKS (Cost $105,232,725)		111,337,822

EXCHANGE TRADED FUNDS - 3.5%	Shares	Value
iShares Core S&P Small-Cap ETF	25,273	3,054,747
Vanguard Russell 2000 ETF	10,650	1,071,177
TOTAL EXCHANGE TRADED FUNDS (Cost $4,066,209)		4,125,924

TOTAL INVESTMENTS - 98.9% (Cost $109,298,934)		115,463,746
Other Assets in Excess of Liabilities - 1.1%		1,283,264
TOTAL NET ASSETS - 100.0%		$116,747,010

Percentages are stated as a percent of net assets.

PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a)	Non-income producing security.

Summary of Fair Value Disclosure as of November 30, 2025 (Unaudited)

SGI Small Cap Core Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of November 30, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$111,337,822	$–	$–	$111,337,822
Exchange Traded Funds	4,125,924	–	–	4,125,924
Total Investments	$115,463,746	$–	$–	$115,463,746

Refer to the Schedule of Investments for further disaggregation of investment categories.